Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2016	2017
	RMB	RMB	US$
Accounts receivable	672,872	693,387	106,572
Allowance for doubtful accounts	(71,987)	(72,115)	(11,084)

	600,885	621,272	95,488

As of December 31, 2016 and 2017, all accounts receivable were due from third party customers. Provision for doubtful accounts for the years ended December 31, 2015, 2016 and 2017 were RMB13,641, RMB42,533 and RMB11,688 (US$1,796), respectively.